UNITED STATES
SECRUTIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [X ]; Amendment Number:  1
This Amendment (Check only one):		[X] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Maynard Capital Partners, L.L.C.
Address:	5151 Glenwood Avenue
		Raleigh, NC 27612

Form 13F File Number:   28-11043

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		John M. Day
Title:		Managing Partner
Phone:		919-881-5120

Signature,				Place,				and Date of Signing
John M. Day				Raleigh, North Carolina		February 9, 2005

AFC Enterprises Inc (00104Q107) was mistakenly omitted from the original filing and Allmerica Finl Corp (019754100) was mistakenly included.

Report Type (Check only one.):

	[X] 13F HOLDINGS REPORT.
	[ ]  13F NOTICE.
	[ ]  13F COMBINATION REPORT.
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FORM13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	10
Form 13F Information Table Value Total:	$141,206

List of Other Included Mangers:
NONE
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FORM 13F INFORMATION TABLE
                                                 VALUE   SHRS OR   SH/ PUT/  INVESTMENT   OTHER   VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS  CUSIP  (x$1000) PRN AMT   PRN CALL  DISCRETION  MANAGERS   SOLE    SHARED NONE

AFC Enterprises Inc      COM           00104Q107 $20,211   604,220 SH           SOLE                604,220       0    0
Dean Foods Co New        COM           242370104 $39,988   528,100 SH           SOLE                528,100       0    0
Dollar Tree Stores Inc   COM           256747106 $33,105 1,009,000 SH           SOLE              1,009,000       0    0
Horizon Organic Holding  COM           44043T103  $4,022   244,500 SH           SOLE                244,500       0    0
Monterey Pasta Co        COM           612570101    $752    89,000 SH           SOLE                 89,000       0    0
Outback Steakhouse Inc   COM           689899102  $9,007   251,800 SH           SOLE                251,800       0    0
Pepsico Inc              COM           713448108 $13,503   262,194 SH           SOLE                262,194       0    0
Rare Hospitality Intl IncCOM           753820109  $5,043   198,400 SH           SOLE                198,400       0    0
Waste Industries USA Inc COM           941057101  $3,817   605,800 SH           SOLE                605,800       0    0
Yankee Candle Inc        COM           984757104 $11,758   508,350 SH           SOLE                508,350       0    0